Sep. 17, 2024
Innovator U.S. Small Cap Managed Floor ETF
Innovator U.S. Small Cap Managed Floor ETF®

Innovator ETFs Trust

(the “Trust”)

Innovator U.S. Small Cap Managed Floor ETF®

(the “Fund”)

Supplement To the Fund’s Prospectus and Summary Prospectus
Each Dated September 17, 2024

Dated October 30, 2024

Notwithstanding anything to contrary contained in the Fund’s prospectus or summary prospectus, the following revisions have been made to the Fund’s Principal Investment Strategies section, effective immediately:

1.	The following sentence is added as the penultimate sentence to subparagraph (ii) of the “Principal Investment Strategies—Hedging Strategy—Options Portfolio” subsection:

The Fund seeks to participate in approximately 70% to 80% of the annual returns of the U.S. Small Cap Equity Index as a result of the implementation of the Fund’s sold option contracts, which is not guaranteed.

2.	The following disclosure is added after the second sentence of the fourth paragraph of the “Principal Investment Strategies—Hedging Strategy—Options Portfolio—Equity Portfolio Floors” subsection:

Specifically, in light of the laddered put option contracts utilized to implement the 10% floor, the Fund targets an annual maximum loss of approximately 8% to 12%, which is not guaranteed.

3.	The following sentence is added as the last sentence of the first paragraph of the “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering” subsection:

As a result of the laddered protective put option contracts and sold call option contracts, the Fund expects that it will experience approximately two-thirds of the annualized volatility experienced by the Russell 2000, which is not guaranteed.

Please Keep This Supplement With Your Prospectus and Summary Prospectus For Future Reference